Cover	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	0-51504
Entity Registrant Name	GENETIC TECHNOLOGIES LIMITED
Entity Central Index Key	0001166272
Entity Address, Address Line One	60-66 Hanover Street
Entity Address, City or Town	Fitzroy
Entity Address, Country	AU
Entity Address, Postal Zip Code	3065